Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Derivative assets	£ 54	£ 68
Derivative liabilities	39	59
Financial assets	1,713	1,682
Other financial assets	£ 122	93	£ 77
Bottom of range [member]
Disclosure of financial liabilities [line items]
Discount rate	3.25%
Top of range [member]
Disclosure of financial liabilities [line items]
Discount rate	1.00%
Forecast Sales [Member]
Disclosure of financial liabilities [line items]
Percentage of Sale Increase	5.00%
Increase Decrease Through In Other Receivables	£ 20
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	122	93
USK12 Business [Member]
Disclosure of financial liabilities [line items]
Increase Decrease Through In Other Receivables	5
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	54	68
Derivative liabilities	39	59
Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Financial assets	182	0
Other financial assets	304	93
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	122	93	£ 77
Level 1 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets		£ 661
Group Bonds	£ 595